Capital Management	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Capital management	Capital management
The primary objective of managing the Group’s capital is to ensure that there is sufficient capital available to support the funding requirements of the Group, including capital expenditure, in a way that:
•optimises the cost of capital
•maximises shareholders’ returns, and
•ensures that the Group remains in a sound financial position.
There were no changes to the Group’s overall capital management approach during the current year. The Group manages and makes adjustments to the capital structure as and when borrowings mature or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof. Opportunities in the market are also monitored closely to ensure that the most efficient funding solutions are implemented.
The Group monitors capital using the ratio of net debt to adjusted EBITDA. The definition of adjusted EBITDA and net debt is defined in the Group's facilities agreements. Adjusted EBITDA is defined as profit or loss for the year adjusted for interest, taxation, amortisation and depreciation and certain other non-operating costs. Net debt is defined as total borrowing plus lease liabilities less cash and cash equivalents. The bank covenants on external borrowings require a net debt to adjusted EBITDA ratio of 3.5 or below and EBITDA to net finance charges ratio of 4 or above and the ratios are measured based on amounts in United
States Dollar. The bank covenants compliance is assessed bi-annually at 30 June and 31 December. At the date of this report, the
Group was not in default under the terms of any of its outstanding credit facilities.

		United States Dollar
Figures in millions unless otherwise stated	Notes	2024	2023

Total borrowings	27	2,495.6	1,236.5
Add: Lease liability	36	450.2	436.4
Less: Cash and cash equivalents	24	860.2	648.7
Net debt		2,085.6	1,024.2
Adjusted EBITDA		2,847.4	2,428.3
Net debt to adjusted EBITDA ratio		0.73	0.42
Adjusted EBITDA to net finance charges ratio		22.4	23.6
Reconciliation of profit for the year to adjusted EBITDA:
Profit for the year from continuing operations		1,290.5	745.2
Mining and income taxation	10	697.1	465.1
Royalties	9	147.7	116.4
Finance expense	4	50.4	62.9
Investment income	3	(28.7)	(24.9)
Foreign exchange loss		6.6	5.6
Amortisation and depreciation	2	627.4	795.3
Share-based payments	5	4.4	9.1
Long-term incentive plan	29	14.5	55.8
Restructuring costs	8	6.6	7.8
Silicosis settlement costs	28.2	(0.3)	(4.1)
Impairment of investments and assets	7	3.5	156.4
Profit on disposal of assets		(0.6)	(32.4)
Share of results of equity accounted investees, net of taxation	18	53.6	32.6
Profit on disposal of asset held for sale - Asanko Gold	15 (a)	(5.6)	—
Profit on disposal of assets held for sale - Rusoro	15 (b)	(62.3)	—
Gruyere rainfall event	8	12.0	—
Rehabilitation (income)/expense	8	(1.2)	4.0
Ghana expected credit loss	13.1	—	33.2
Other[1]		31.8	0.3
Adjusted EBITDA		2,847.4	2,428.3
[1]Based on information underlying the audited consolidated annual financial statements of Gold Fields Limited for the year ended 31 December 2024 and 2023.